Vessel Operating Expenses and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 4,568,363	$ 5,654,200
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,208,928	2,268,704
Lubricants	544,335	574,227
Insurances	702,684	901,070
Tonnage taxes	197,718	246,951
Other	472,238	599,572
Total Vessel operating expenses	8,694,266	10,244,724
Voyage Expenses [Abstract]
Brokerage commissions	141,644	140,953
Brokerage commissions - related party	902,631	746,633
Port & other expenses	963,941	675,237
Bunkers consumption	47,593	185,973
Loss on bunkers	0	28,021
Total Voyage expenses	$ 2,055,809	$ 1,776,817